Report of Directors Financial Review Risk Report - Own funds (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Common equity tier 1 capital: instruments and reserves
Capital instruments and the related share premium accounts	$ 8,699	$ 22,378
Retained earnings	152,936	138,959
Accumulated other comprehensive income (and other reserves)	(27)	(8,410)
Minority interests (amount allowed in consolidated CET1)	3,303	3,960
Independently reviewed net profits net of any foreseeable charge or dividend	8,076	7,184
Common equity tier 1 capital before regulatory adjustments	172,987	164,071
Common equity tier 1 capital: regulatory adjustments [Abstract]
Total regulatory adjustments to common equity tier 1	(40,394)	(39,160)
Common equity tier 1 capital	132,593	124,911
Additional tier 1 capital before regulatory adjustments	20,874	19,286
Total regulatory adjustments to additional tier 1 capital	(70)	(70)
Additional tier 1 capital	20,804	19,216
Tier 1 capital	153,397	144,127
Tier 2 capital before regulatory adjustments	30,167	29,334
Total regulatory adjustments to tier 2 capital	(1,193)	(1,075)
Tier 2 capital	28,974	28,259
Total capital	$ 182,371	$ 172,386